N-2	Nov. 19, 2020 USD ($) $ / shares shares
Cover [Abstract]
Entity Central Index Key	0001572694
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	GOLDMAN SACHS BDC, INC.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder Transaction Expenses (as a percentage of offering price):
Sales load (as a percentage of offering price)	5.98%(1)
Offering expenses (as a percentage of offering price)	0.62%(2)
Dividend reinvestment plan expenses (3)	—

Total stockholder transaction expenses (as a percentage of offering price)	6.60%

(1)
The underwriting discount and commission with respect to shares of common stock sold in this offering, which is a one‑time fee, is the only sales load paid in connection with this offering. Because the underwriters may offer the shares from time to time, for the purpose of calculating sales load, we have assumed the underwriters will sell the shares to the public at a price of $16.05 per share, the official close price of our common stock on the New York Stock Exchange on March 6, 2023.

(2)
The percentage reflects estimated offering expenses payable by us of approximately $0.6 million. If the underwriters exercise their option to purchase additional shares in full, the offering expenses borne by us (as a percentage of the offering price) will be approximately 0.54%.

(3)
The expenses of the dividend reinvestment plan are included in “other expenses” in the table above. The plan administrator’s fees will be paid by us. There will be no brokerage charges or other charges to stockholders who participate in the plan except that, if a participant elects by written notice to the plan administrator to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $15.00 transaction fee plus a $0.12 per share brokerage commission from the proceeds. For additional information, see “Item 1. Business—Dividend Reinvestment Plan” in our most recent annual report on Form 10‑K, and “Dividend Reinvestment Plan” in the accompanying prospectus.

Sales Load [Percent]	5.98%	[1]
Dividend Reinvestment and Cash Purchase Fees		[2]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.62%	[3]
Other Transaction Expenses [Percent]	6.60%
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of net assets attributable to common stock): (4)
Base management fees (5)	2.29%
Incentive fees (6)	0.04%
Interest payments on borrowed funds (7)	5.99%
Other expenses (8)	1.39%

Total annual expenses	9.71%

(4)	“Net assets attributable to common stock” equals average net assets as of December 31, 2022.
(5)
Our management fee is calculated at (i) an annual rate of 1.00% (0.25% per quarter) of the average value of our gross assets (excluding cash or cash equivalents but including assets purchased with borrowed amounts) at the end of each of the two most recently completed calendar quarters. See “Item 1. Business—Management Agreements—Investment Management Agreement” in our most recent annual report on Form 10‑K. The management fee referenced in the table above is based on actual gross amounts incurred during the twelve months ended December 31, 2022.

(6)
The Incentive Fee payable to our Investment Adviser is based on our performance. It consists of two components, one based on income and the other based on capital gains, that are determined independent of each other, with the result that one component may be payable even if the other is not. For more detailed information about the Incentive Fee, see “Item 1. Business—Management Agreements—Investment Management Agreement” in our most recent annual report on Form 10‑K. The Incentive Fee referenced in the table above is based on actual net amounts incurred during the twelve months ended December 31, 2022.
(7)
Interest payments on borrowed funds represents borrowings under the $360.0 million of the 2025 Notes, and the $500.0 million of the 2026 Notes. In addition, interest payments on borrowed funds includes our annualized interest expense based on borrowings under the Revolving Credit Facility for the three months ended December 31, 2022, which bore a weighted average interest rate of 3.76%. We may borrow additional funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. We may also issue additional debt securities or preferred stock, subject to our compliance with applicable requirements under the Investment Company Act.

(8)
“Other expenses” includes overhead expenses, including payments under the administration agreement with our administrator (the “Administration Agreement”), and is based on actual amounts incurred during the twelve months ended December 31, 2022. See “Item 1. Business—Administration Agreement” in our most recent annual report on Form 10‑K.

Management Fees [Percent]	2.29%	[4],[5]
Interest Expenses on Borrowings [Percent]	5.99%	[5],[6]
Incentive Fees [Percent]	0.04%	[5],[7]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.39%	[5],[8]
Total Annual Expenses [Percent]	9.71%	[5]
Expense Example [Table Text Block]
Example
The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed that our annual operating expenses remain at the levels set forth in the table above, except for the Incentive Fee based on income, and that stockholders pay stockholder transaction expenses of 6.60% with respect to common stock sold by us in this offering.

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 common stock investment, assuming a 5% annual return (none of which is subject to the Incentive Fee based on capital gains)	$154	$318	$468	$784
You would pay the following expenses on a $1,000 common stock investment, assuming a 5% annual return resulting entirely from net realized capital gains (all of which is subject to the Incentive Fee based on capital gains)	$164	$345	$510	$857
The foregoing table is to assist you in understanding the various costs and expenses that an investor in our common stock will bear directly or indirectly. While the example assumes, as required by the SEC, a 5% annual return, our performance will vary and may result in a return greater or less than 5%. The Incentive Fee under our Investment Management Agreement, which, assuming a 5% annual return, would either not be payable or would have an insignificant impact on the expense amounts shown above, is not included in the example. The example assumes reinvestment of all distributions at NAV. In addition, while the example assumes reinvestment of all dividends and distributions at NAV, under certain circumstances, reinvestment of dividends and other distributions under our dividend reinvestment plan may occur at a price per share that differs from NAV. See “Dividend Reinvestment” in the accompanying prospectus and “Item 1. Business—Dividend Reinvestment Plan” in our most recent annual report on Form 10‑K for additional information regarding our dividend reinvestment plan.
This example and the expenses in the table above should not be considered a representation of our future expenses, and actual expenses (including the cost of debt, if any, and other expenses) may be greater or less than those shown.

Purpose of Fee Table , Note [Text Block]
The following table is intended to assist you in understanding the fees and expenses that an investor in our common stock will bear, directly or indirectly, based on the assumptions set forth below. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this prospectus supplement contains a reference to our fees or expenses, we will pay such fees and expenses out of our net assets and, consequently, stockholders will indirectly bear such fees or expenses as investors in us.

Other Transaction Fees, Note [Text Block]	The expenses of the dividend reinvestment plan are included in “other expenses” in the table above. The plan administrator’s fees will be paid by us. There will be no brokerage charges or other charges to stockholders who participate in the plan except that, if a participant elects by written notice to the plan administrator to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $15.00 transaction fee plus a $0.12 per share brokerage commission from the proceeds. For additional information, see “Item 1. Business—Dividend Reinvestment Plan” in our most recent annual report on Form 10‑K, and “Dividend Reinvestment Plan” in the accompanying prospectus.
Other Expenses, Note [Text Block]	“Other expenses” includes overhead expenses, including payments under the administration agreement with our administrator (the “Administration Agreement”), and is based on actual amounts incurred during the twelve months ended December 31, 2022. See “Item 1. Business—Administration Agreement” in our most recent annual report on Form 10‑K.
Management Fee not based on Net Assets, Note [Text Block]	Our management fee is calculated at (i) an annual rate of 1.00% (0.25% per quarter) of the average value of our gross assets (excluding cash or cash equivalents but including assets purchased with borrowed amounts) at the end of each of the two most recently completed calendar quarters. See “Item 1. Business—Management Agreements—Investment Management Agreement” in our most recent annual report on Form 10‑K. The management fee referenced in the table above is based on actual gross amounts incurred during the twelve months ended December 31, 2022.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	Our investment objective is to generate current income and, to a lesser extent, capital appreciation primarily through direct originations of secured debt, including first lien, unitranche, including last out portions of such loans, second lien debt, and unsecured debt, including mezzanine debt, as well as through select equity investments.
Risk Factors [Table Text Block]
RISK FACTORS
Investing in our common stock involves a number of significant risks. Before deciding whether to invest in our common stock, you should carefully consider the risks and uncertainties described in the section titled “Risk Factors” in our most recent annual report on Form 10‑K, as well as in subsequent filings with the SEC, which are incorporated by reference into this prospectus supplement and the accompanying prospectus in their entirety, together with other information in this prospectus supplement, the accompanying prospectus, the documents incorporated by reference, and any free writing prospectus that we may authorize for use in connection with this offering. The risks described in these documents are not the only ones we face. Additional risks and uncertainties not presently known to us or not presently deemed material by us might also impair our operations and performance. Past financial performance may not be a reliable indicator of future performance, and historical trends should not be used to anticipate results or trends in future periods. If any of these risks occur, our business, financial condition and results of operations could be materially and adversely affected. In such case, our net asset value, the trading price of our common stock and the value of our other securities could decline, and you may lose all or part of your investment. In addition, investors in this offering of our common stock may incur immediate dilution upon the closing of this offering. Please also read carefully the section titled “Forward Looking Statements” elsewhere this prospectus supplement and in the accompanying prospectus.

Risk [Text Block]
RISK FACTORS
Investing in our common stock involves a number of significant risks. Before deciding whether to invest in our common stock, you should carefully consider the risks and uncertainties described in the section titled “Risk Factors” in our most recent annual report on Form 10‑K, as well as in subsequent filings with the SEC, which are incorporated by reference into this prospectus supplement and the accompanying prospectus in their entirety, together with other information in this prospectus supplement, the accompanying prospectus, the documents incorporated by reference, and any free writing prospectus that we may authorize for use in connection with this offering. The risks described in these documents are not the only ones we face. Additional risks and uncertainties not presently known to us or not presently deemed material by us might also impair our operations and performance. Past financial performance may not be a reliable indicator of future performance, and historical trends should not be used to anticipate results or trends in future periods. If any of these risks occur, our business, financial condition and results of operations could be materially and adversely affected. In such case, our net asset value, the trading price of our common stock and the value of our other securities could decline, and you may lose all or part of your investment. In addition, investors in this offering of our common stock may incur immediate dilution upon the closing of this offering. Please also read carefully the section titled “Forward Looking Statements” elsewhere this prospectus supplement and in the accompanying prospectus.

Effects of Leverage [Text Block]
Use of Leverage
Our senior secured revolving credit agreement (as amended, the “Revolving Credit Facility”) with Truist Bank, as administrative agent, and Bank of America, N.A., as syndication agent, our 3.75% Notes due 2025 (the “2025 Notes”), and our 2.875% Notes due 2026 (the “2026 Notes”) allow us to borrow money and lever our investment portfolio, subject to the limitations of the Investment Company Act, with the objective of increasing our yield. This is known as “leverage” and could increase or decrease returns to our stockholders. The use of leverage involves significant risks. We are permitted to borrow amounts such that our asset coverage ratio, as defined in the Investment Company Act, is at least 150% after such borrowing (if certain requirements are met). As of December 31, 2022, our asset coverage ratio based on the aggregate amount outstanding of our senior securities was 174%. We may also refinance or repay any of our indebtedness at any time based on our financial condition and market conditions.
Certain trading practices and investments, such as reverse repurchase agreements, may be considered borrowings or involve leverage and thus may be subject to Investment Company Act restrictions. In accordance with applicable SEC staff guidance and interpretations, when we engage in such transactions, instead of maintaining an asset coverage ratio of at least 150% (if certain requirements are met), we may segregate or earmark liquid assets, or enter into an offsetting position, in an amount at least equal to our exposure, on a mark‑to‑market basis, to such transactions (as calculated pursuant to requirements of the SEC). Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered borrowings for these purposes. Practices and investments that may involve leverage but are not considered borrowings are not subject to the Investment Company Act’s asset coverage requirement, and we will not otherwise segregate or earmark liquid assets or enter into offsetting positions for such transactions. The amount of leverage that we employ will depend on the assessment by our Investment Adviser and our Board of Directors of market conditions and other factors at the time of any proposed borrowing.

Latest Share Price | $ / shares	$ 16.14
Latest NAV | $ / shares	$ 14.61
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]
CAPITALIZATION
The following table sets forth our capitalization as of December 31, 2022:
•	on an actual basis; and
•
on an as‑adjusted basis to give effect to the sale of 6,500,000 shares of our common stock in this offering (assuming no exercise of the underwriters’ option to purchase additional shares), after deducting estimated offering expenses of approximately $0.6 million payable by us.

This table should be read in conjunction with “Use of Proceeds” included in this prospectus supplement and “Management’s Discussion and Analysis of Financial Condition and Results of Operations” and consolidated financial statements and the related notes thereto in our most recent annual report on Form 10‑K, as well as in subsequent filings with the SEC, incorporated by reference herein.

	As of December 31, 2022
	Actual	As‑adjusted for this Offering(1)
	(Unaudited) (in thousands, except shares)
Cash	$39,602	$39,602
Debt
Revolving Credit Facility (2)	$1,161,401	$1,063,963
2025 Notes	360,000	360,000
2026 Notes	500,000	500,000

Total Debt	2,021,401	1,923,963

Stockholders’ Equity
Common stock, par value $0.001 per share (200,000,000 shares authorized; 102,850,589 shares issued and outstanding (actual); 109,350,589 shares issued and outstanding (as adjusted))	103	$109
Paid‑in capital in excess of par	1,709,914	1,807,346
Distributable earnings	(206,202)	(206,202)
Allocated income tax expense	(1,421)	(1,421)

Total net assets	1,502,394	1,599,832

Net asset value per share	$14.61	$14.63

(1)	Excludes up to 975,000 shares of our common stock issuable by us upon exercise of the underwriters’ option to purchase additional shares.
(2)
As of February 28, 2023, we had approximately $1,177.2 million outstanding under our Revolving Credit Facility. This table has not been adjusted to reflect the changes in our outstanding borrowings under the Revolving Credit Facility subsequent to December 31, 2022.

Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Common stock
Outstanding Security, Not Held [Shares] | shares	102,850,589
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to common stock
Sales Load [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Offering Expenses [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
on a 1000 common stock investment assuming a 5 annual return [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 154
Expense Example, Years 1 to 3	318
Expense Example, Years 1 to 5	468
Expense Example, Years 1 to 10	784
on a 1000 common stock investment, assuming a 5 annual return resulting entirely from net realized capital gains [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	164
Expense Example, Years 1 to 3	345
Expense Example, Years 1 to 5	510
Expense Example, Years 1 to 10	$ 857

[1]	The underwriting discount and commission with respect to shares of common stock sold in this offering, which is a one‑time fee, is the only sales load paid in connection with this offering. Because the underwriters may offer the shares from time to time, for the purpose of calculating sales load, we have assumed the underwriters will sell the shares to the public at a price of $16.05 per share, the official close price of our common stock on the New York Stock Exchange on March 6, 2023.
[2]	The expenses of the dividend reinvestment plan are included in “other expenses” in the table above. The plan administrator’s fees will be paid by us. There will be no brokerage charges or other charges to stockholders who participate in the plan except that, if a participant elects by written notice to the plan administrator to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $15.00 transaction fee plus a $0.12 per share brokerage commission from the proceeds. For additional information, see “Item 1. Business—Dividend Reinvestment Plan” in our most recent annual report on Form 10‑K, and “Dividend Reinvestment Plan” in the accompanying prospectus.
[3]	The percentage reflects estimated offering expenses payable by us of approximately $0.6 million. If the underwriters exercise their option to purchase additional shares in full, the offering expenses borne by us (as a percentage of the offering price) will be approximately 0.54%.
[4]	Our management fee is calculated at (i) an annual rate of 1.00% (0.25% per quarter) of the average value of our gross assets (excluding cash or cash equivalents but including assets purchased with borrowed amounts) at the end of each of the two most recently completed calendar quarters. See “Item 1. Business—Management Agreements—Investment Management Agreement” in our most recent annual report on Form 10‑K. The management fee referenced in the table above is based on actual gross amounts incurred during the twelve months ended December 31, 2022.
[5]	“Net assets attributable to common stock” equals average net assets as of December 31, 2022.
[6]	Interest payments on borrowed funds represents borrowings under the $360.0 million of the 2025 Notes, and the $500.0 million of the 2026 Notes. In addition, interest payments on borrowed funds includes our annualized interest expense based on borrowings under the Revolving Credit Facility for the three months ended December 31, 2022, which bore a weighted average interest rate of 3.76%. We may borrow additional funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. We may also issue additional debt securities or preferred stock, subject to our compliance with applicable requirements under the Investment Company Act.
[7]	The Incentive Fee payable to our Investment Adviser is based on our performance. It consists of two components, one based on income and the other based on capital gains, that are determined independent of each other, with the result that one component may be payable even if the other is not. For more detailed information about the Incentive Fee, see “Item 1. Business—Management Agreements—Investment Management Agreement” in our most recent annual report on Form 10-K. The Incentive Fee referenced in the table above is based on actual net amounts incurred during the twelve months ended December 31, 2022.
[8]	“Other expenses” includes overhead expenses, including payments under the administration agreement with our administrator (the “Administration Agreement”), and is based on actual amounts incurred during the twelve months ended December 31, 2022. See “Item 1. Business—Administration Agreement” in our most recent annual report on Form 10‑K.